Note 3 - Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2016
Notes Tables
Schedule of Weighted Average Number of Shares [Table Text Block]
	For the Three		For the Six
	Months Ended		Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
Weighted-average common shares outstanding	2,437,302	2,248,516	2,350,822	2,245,868

Average treasury stock shares	(386,165)	(189,530)	(386,165)	(189,530)

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	2,051,137	2,058,986	1,964,657	2,056,338

Additional common stock equivalents (stock options) used to calculate diluted earnings per share	8,274	9,327	8,522	9,590

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	2,059,411	2,068,313	1,973,179	2,065,928